Fair values of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of financial assets carried at fair value by valuation hierarchy
The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2023
Financial assets at fair value through profit or loss:
Loans and advances to banks	–	3,010	–	3,010
Loans and advances to customers	–	2,291	7,641	9,932
Reverse repurchase agreements	–	16,091	–	16,091
Debt securities	11,183	26,703	2,102	39,988
Treasury and other bills	–	–	–	–
Contracts held with reinsurers	–	11,292	–	11,292
Equity shares	109,541	–	1,671	111,212
Total financial assets at fair value through profit or loss[1]	120,724	59,387	11,414	191,525
Financial assets at fair value through other comprehensive income:
Debt securities	10,846	11,094	57	21,997
Equity shares	–	–	235	235
Total financial assets at fair value through other comprehensive income	10,846	11,094	292	22,232
Derivative financial instruments	51	23,112	507	23,670
Total financial assets carried at fair value	131,621	93,593	12,213	237,427
[1]    Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £166,428 million.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 31 December 2022[1]
Financial assets at fair value through profit or loss:
Loans and advances to banks	–	3,329	–	3,329
Loans and advances to customers	–	1,879	7,883	9,762
Reverse repurchase agreements	–	11,781	–	11,781
Debt securities	10,127	26,118	1,802	38,047
Treasury and other bills	62	–	–	62
Contracts held with reinsurers	–	10,906	–	10,906
Equity shares	105,263	–	1,619	106,882
Total financial assets at fair value through profit or loss[2]	115,452	54,013	11,304	180,769
Financial assets at fair value through other comprehensive income:
Debt securities	11,390	11,422	59	22,871
Equity shares	–	–	283	283
Total financial assets at fair value through other comprehensive income	11,390	11,422	342	23,154
Derivative financial instruments	78	24,122	553	24,753
Total financial assets carried at fair value	126,920	89,557	12,199	228,676
[1]    Restated for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]    Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £161,778 million.

Schedule of financial liabilities carried at fair value by valuation hierarchy

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2023
Financial liabilities at fair value through profit or loss:
Debt securities in issue	–	4,908	46	4,954
Repurchase agreements	–	17,147	–	17,147
Short position in securities	1,648	7	–	1,655
Other	–	21	–	21
Total financial liabilities at fair value through profit or loss	1,648	22,083	46	23,777
Derivative financial instruments	101	23,023	538	23,662
Liabilities arising from non-participating investment contracts	–	41,943	–	41,943
Total financial liabilities carried at fair value	1,749	87,049	584	89,382

At 31 December 2022[1]
Financial liabilities at fair value through profit or loss:
Debt securities in issue	–	5,114	45	5,159
Repurchase agreements	–	11,037	–	11,037
Short position in securities	1,505	35	–	1,540
Other	–	19	–	19
Total financial liabilities at fair value through profit or loss	1,505	16,205	45	17,755
Derivative financial instruments	39	23,395	608	24,042
Liabilities arising from non-participating investment contracts	–	39,476	–	39,476
Total financial liabilities carried at fair value	1,544	79,076	653	81,273
[1]    Restated for the adoption of IFRS 17; see notes 1, 24 and 25.

Schedule of movements in the level 3 financial assets portfolio
The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Derivative assets £m	Total financial assets carried at fair value £m

At 1 January 2023	11,304	342	553	12,199
Exchange and other adjustments	(1)	(2)	(13)	(16)
Gains (losses) recognised in the income statement within other income	104	4	(53)	55
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	(48)	–	(48)
Purchases/increases to customer loans	347	–	40	387
Sales/repayments of customer loans	(475)	(4)	(17)	(496)
Transfers into the level 3 portfolio	139	–	–	139
Transfers out of the level 3 portfolio	(4)	–	(3)	(7)
At 30 June 2023	11,414	292	507	12,213
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2023	79	2	(58)	23

At 1 January 2022	13,313	305	893	14,511
Exchange and other adjustments	15	1	21	37
(Losses) gains recognised in the income statement within other income	(1,140)	–	160	(980)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	32	–	32
Purchases/increases to customer loans	622	–	41	663
Sales/repayments of customer loans	(818)	(4)	(9)	(831)
Transfers into the level 3 portfolio	161	–	–	161
Transfers out of the level 3 portfolio	(45)	–	(486)	(531)
At 30 June 2022	12,108	334	620	13,062
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2022	(1,080)	–	254	(826)

Schedule of movements in the level 3 financial liabilities portfolio
The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2023	45	608	653
Exchange and other adjustments	–	(8)	(8)
Losses (gains) recognised in the income statement within other income	1	(57)	(56)
Additions	–	31	31
Redemptions	(1)	(36)	(37)
Transfers into the level 3 portfolio	2	–	2
Transfers out of the level 3 portfolio	(1)	–	(1)
At 30 June 2023	46	538	584
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2023	1	(58)	(57)

At 1 January 2022	37	944	981
Exchange and other adjustments	–	17	17
Losses recognised in the income statement within other income	8	5	13
Additions	4	37	41
Redemptions	(2)	(13)	(15)
Transfers into the level 3 portfolio	–	–	–
Transfers out of the level 3 portfolio	(3)	(178)	(181)
At 30 June 2022	44	812	856
Losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2022	7	33	40

Schedule of sensitivity of level 3 valuations
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities.

				Effect of reasonably possible alternative assumptions[1]
At 30 June 2023	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+272bps)	7,641	325	298
Equity and venture capital investments	Market approach	Earnings multiple (1.9/13.2)	2,195	93	(93)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	805	80	(106)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	375	–	14
Other			398	14	(8)
			11,414
Financial assets at fair value through other comprehensive income			292	18	(18)
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (15%/190%)	507	3	(7)
Level 3 financial assets carried at fair value			12,213

Financial liabilities at fair value through profit or loss			46	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (15%/190%)	538	9	(13)
Level 3 financial liabilities carried at fair value			584
[1]    Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]    Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[3] Underlying asset/net asset values represent fair value.

				Effect of reasonably possible alternative assumptions[1]
At 31 December 2022	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+289bps)	7,883	356	(385)
Equity and venture capital investments	Market approach	Earnings multiple (1.9/15.2)	1,907	84	(84)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	771	81	(88)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	581	2	(33)
Other			162	9	(9)
			11,304
Financial assets at fair value through other comprehensive income			342	15	(15)
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (17%/105%)	553	9	(7)
Level 3 financial assets carried at fair value			12,199

Financial liabilities at fair value through profit or loss			45	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (17%/105%)	608	–	–
Level 3 financial liabilities carried at fair value			653
[1]    Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]    Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[3]    Underlying asset/net asset values represent fair value.

Schedule of carrying values and fair values of financial assets and liabilities
The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2023		At 31 December 2022
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	11,333	11,333	10,632	10,632
Loans and advances to customers	450,720	442,167	454,899	450,071
Reverse repurchase agreements	36,006	36,006	44,865	44,865
Debt securities	12,849	12,355	9,926	9,930
Financial assets at amortised cost	510,908	501,861	520,322	515,498

Financial liabilities
Deposits from banks	6,222	6,225	7,266	7,268
Customer deposits	469,813	469,229	475,331	475,147
Repurchase agreements at amortised cost	44,622	44,622	48,596	48,596
Debt securities in issue	79,264	77,363	73,819	71,975
Subordinated liabilities	9,857	9,424	10,730	10,065